Private Placement - Additional Information (Detail) - USD ($)		9 Months Ended
	Nov. 24, 2020	Mar. 31, 2021
Proceeds from warrants issued		$ 6,837,000
Sponsor [Member] | Private Placement Warrants [Member]
Number of warrants issued	58,000	4,500,000
Exercise price of warrants		$ 1.50
Proceeds from warrants issued	$ 87,000	$ 6,750,000
Number of warrants sold	58,000	4,500,000
Number of warrants issued, price per share	$ 1.50
Number of shares entitlement per warrant		1
Sponsor [Member] | Common Class A [Member]
Exercise price of warrants		$ 11.50